UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Address of principal executive offices) (Zip code)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Name and address of agent for service)

(215) 330-4476
Registrant’s telephone number, including area code

Date of fiscal year end: January 31, 2026

Date of reporting period: July 31, 2025

Item 1. Report to Stockholders.
(a)

RockCreek Global Equality ETF Ticker: RCGE Listed on: The Nasdaq Stock Market LLC	July 31, 2025 Semi-Annual Shareholder Report https://rockcreeketfs.com/

This semi-annual shareholder report contains important information about the RockCreek Global Equality ETF (the “Fund”) for the period of February 26, 2025 to July 31, 2025 (the “Period”). You can find additional information about the Fund at https://rockcreeketfs.com/. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$42	0.95%

KEY FUND STATISTICS (as of Period End)
Net Assets	$77,251,411	Advisory Fees	$294,676
# of Portfolio Holdings	201	Portfolio Turnover Rate*	27%
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Financials	25.6%
Consumer Staples	12.2%
Health Care	10.9%
Industrials	9.9%
Consumer Discretionary	9.0%
Communication Services	8.8%
Utilities	7.7%
Real Estate	5.8%
Materials	5.1%
Information Technology	4.7%
Cash and Cash Equivalents	0.3%

TOP 10 COUNTRY WEIGHTING (as a % of Net Assets)
United States	34.8%
Australia	10.0%
United Kingdom	9.5%
France	8.9%
Germany	4.8%
Norway	4.4%
Spain	3.9%
Italy	3.4%
Sweden	2.5%
Canada	2.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://rockcreeketfs.com/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Semi-Annual Shareholder Report: July 31, 2025

(b) Not Applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)

The accompanying notes are an integral part of these financial statements.

1

ROCKCREEK GLOBAL EQUALITY ETF
SCHEDULE OF INVESTMENTS
July 31, 2025 (Unaudited)

COMMON STOCKS - 95.8%	Shares	Value
Australia - 8.5%
AMP Ltd.	482,304	$495,923
ANZ Group Holdings Ltd.	20,601	406,708
ASX Ltd.	8,478	381,659
Bank of Queensland Ltd.	74,508	364,386
CAR Group Ltd.	15,966	391,747
Challenger Ltd.	74,222	392,560
Coles Group Ltd.	27,132	361,630
Commonwealth Bank of Australia	3,152	360,380
HUB24 Ltd.	7,098	486,486
Lifestyle Communities Ltd.	85,843	244,941
Metcash Ltd.	152,935	383,306
National Australia Bank Ltd.	14,948	373,782
Qantas Airways Ltd.	57,655	402,754
SmartGroup Corp. Ltd.	80,493	409,691
Transurban Group	40,330	358,187
Westpac Banking Corp.	17,390	377,961
Woolworths Group Ltd.	18,310	370,775
		6,562,876

Belgium - 0.6%
UCB SA	1,967	427,511

Brazil - 1.4%
Banco do Brasil SA	97,677	345,037
Hypera SA	74,646	341,533
Neoenergia SA	83,610	366,868
		1,053,438

Canada - 2.0%
Canadian Imperial Bank of Commerce	5,418	387,229
National Bank of Canada	3,790	394,235
Royal Bank of Canada	2,954	379,036
Thomson Reuters Corp.	1,918	384,929
		1,545,429

Denmark - 0.3%
Novo Nordisk AS	5,353	257,389

Finland - 0.5%
Nordea Bank Abp	26,628	388,965

The accompanying notes are an integral part of these financial statements.

1

ROCKCREEK GLOBAL EQUALITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2025 (Unaudited)

COMMON STOCKS - 95.8% (CONTINUED)	Shares	Value
France - 7.9%
Accor SA	7,750	$394,987
AXA SA	7,750	377,475
BNP Paribas SA	4,420	403,831
Bureau Veritas SA	11,292	348,449
Cie de Saint-Gobain SA	3,452	395,124
Danone SA	4,518	370,609
Hermes International SCA	143	351,025
Kering SA	1,843	455,350
L'Oreal SA	901	400,338
Orange SA	25,395	386,749
Pernod Ricard SA	3,724	384,015
Publicis Groupe SA	3,464	317,040
Sanofi SA	3,893	350,262
Schneider Electric SE	1,519	395,668
Sodexo SA	6,213	370,822
Vivendi SE	112,371	426,391
		6,128,135

Germany - 4.8%
BASF SE	7,863	387,286
Bayer AG	12,389	386,684
Covestro AG (a)(b)	5,394	371,677
Deutsche Telekom AG	10,436	374,913
Henkel AG & Co. KGaA	5,310	377,524
LANXESS AG	13,475	372,140
Mercedes-Benz Group AG	6,701	383,124
Merck KGaA	2,992	376,616
Puma SE	15,327	326,123
TeamViewer SE (a)(b)	34,962	359,487
		3,715,574

Indonesia - 0.6%
Unilever Indonesia Tbk PT	4,505,963	468,259

Ireland - 0.9%
Accenture PLC - Class A	1,293	345,360
Experian PLC	7,229	382,263
		727,623

Israel - 0.5%
Energix-Renewable Energies Ltd.	107,939	422,555

The accompanying notes are an integral part of these financial statements.

2

ROCKCREEK GLOBAL EQUALITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2025 (Unaudited)

COMMON STOCKS - 95.8% (CONTINUED)	Shares	Value
Italy - 3.4%
ACEA SpA	15,869	$351,872
Enel SpA	39,995	352,952
Hera SpA	79,461	339,691
Intesa Sanpaolo SpA	68,020	411,021
Italgas SpA	45,872	379,270
Moncler SpA	6,729	360,459
UniCredit SpA	5,879	433,610
		2,628,875

Japan - 1.1%
Astellas Pharma, Inc.	40,195	420,742
Recruit Holdings Co. Ltd.	6,982	419,105
		839,847

Malaysia - 0.6%
Nestle Malaysia Bhd	20,997	433,626

Mexico - 0.5%
Wal-Mart de Mexico SAB de CV	118,154	348,230

Netherlands - 2.0%
ABN AMRO Bank NV (b)	14,184	410,497
Euronext NV (b)	2,244	362,617
NN Group NV	5,825	393,266
Wolters Kluwer NV	2,264	353,189
		1,519,569

New Zealand - 0.5%
Xero Ltd. (a)	2,995	348,357

Norway - 4.4%
Borregaard ASA	19,855	383,707
DNB Bank ASA	13,962	354,226
Orkla ASA	34,866	367,589
Protector Forsikring ASA	9,036	442,243
Storebrand ASA	27,698	394,625
Telenor ASA	24,402	374,573
TOMRA Systems ASA	23,608	329,960
Vend Marketplaces ASA - Class B	11,342	427,408
Yara International ASA	9,778	363,269
		3,437,600

The accompanying notes are an integral part of these financial statements.

3

ROCKCREEK GLOBAL EQUALITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2025 (Unaudited)

COMMON STOCKS - 95.8% (CONTINUED)	Shares	Value
Portugal - 0.5%
EDP SA	87,643	$378,669

Singapore - 0.6%
City Developments Ltd.	95,541	453,275

South Africa - 1.6%
Discovery Ltd.	31,808	377,060
MTN Group Ltd.	52,717	443,788
Vodacom Group Ltd.	51,305	391,711
		1,212,559

Spain - 3.9%
Aena SME SA (b)	14,370	386,936
Banco Santander SA	47,163	405,606
Corp. ACCIONA Energias Renovables SA	17,257	464,377
Enagas SA	22,304	333,821
Endesa SA	11,604	335,697
Iberdrola SA	19,927	349,184
Redeia Corp. SA	17,443	337,406
Telefonica SA	71,062	366,878
		2,979,905

Sweden - 2.5%
Avanza Bank Holding AB	11,531	426,173
Fastighets AB Balder (a)	52,443	355,183
Swedbank AB - Class A	14,730	392,880
Tele2 AB - Class B	25,387	392,375
Telia Co. AB	102,321	361,757
		1,928,368

Switzerland - 0.5%
Novartis AG	3,193	370,266

Taiwan - 1.5%
E.Sun Financial Holding Co. Ltd.	355,125	381,331
Oneness Biotech Co. Ltd. (a)	171,201	364,800
Taiwan Cooperative Financial Holding Co. Ltd.	458,168	389,898
		1,136,029

Thailand - 0.5%
Thai Beverage PCL	1,056,105	378,226

The accompanying notes are an integral part of these financial statements.

4

ROCKCREEK GLOBAL EQUALITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2025 (Unaudited)

COMMON STOCKS - 95.8% (CONTINUED)	Shares	Value
Turkey - 0.5%
Migros Ticaret AS	32,471	$419,138

United Kingdom - 9.1%
Aberdeen Group PLC	148,769	394,124
AstraZeneca PLC	2,656	397,207
Diageo PLC	14,969	366,317
GSK PLC	19,723	369,350
Haleon PLC	72,060	342,123
HSBC Holdings PLC	32,164	391,983
J Sainsbury PLC	96,282	385,789
Lloyds Banking Group PLC	369,553	379,704
MONY Group PLC	128,702	341,642
National Grid PLC	25,693	359,675
NatWest Group PLC	55,980	389,613
Pearson PLC	26,092	369,568
Sage Group PLC	21,831	351,741
Schroders PLC	76,736	396,246
Severn Trent PLC	10,106	353,550
Standard Chartered PLC	23,803	427,681
Unilever PLC	6,044	351,848
Vodafone Group PLC	365,146	395,527
WPP PLC	52,969	286,811
		7,050,499

United States - 34.1%(c)
Affirm Holdings, Inc. (a)	5,905	404,847
Albemarle Corp.	6,302	427,591
Amgen, Inc.	1,397	412,255
Autodesk, Inc. (a)	1,259	381,616
Bank of America Corp.	8,259	390,403
Biogen, Inc. (a)	3,020	386,560
BioMarin Pharmaceutical, Inc. (a)	6,928	400,785
Blackrock, Inc.	387	428,026
Booz Allen Hamilton Holding Corp.	3,703	397,443
Boston Scientific Corp. (a)	3,692	387,365
Bristol-Myers Squibb Co.	8,051	348,689
Charles River Laboratories International, Inc. (a)	2,581	437,841
Chemours Co.	36,479	437,018
Citigroup, Inc.	4,806	450,322
Clorox Co.	3,083	387,102
Colgate-Palmolive Co.	4,259	357,117
Coty, Inc. - Class A (a)	79,141	383,834
Cummins, Inc.	1,209	444,453

The accompanying notes are an integral part of these financial statements.

5

ROCKCREEK GLOBAL EQUALITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2025 (Unaudited)

COMMON STOCKS - 95.8% (CONTINUED)	Shares	Value
United States - 34.1%© (Continued)
Dow, Inc.	13,920	$324,197
Ecolab, Inc.	1,421	371,961
Exelon Corp.	8,654	388,911
Expedia Group, Inc.	2,321	418,291
Ford Motor Co.	35,257	390,295
General Mills, Inc.	7,753	379,742
General Motors Co.	7,807	416,425
Goldman Sachs Group, Inc.	590	426,918
Hartford Insurance Group, Inc.	3,202	398,297
Hasbro, Inc.	5,426	407,818
Hershey Co.	2,185	406,694
Hilton Worldwide Holdings, Inc.	1,517	406,677
Illumina, Inc. (a)	4,193	430,663
International Flavors & Fragrances, Inc.	5,110	362,963
Interpublic Group of Cos., Inc.	15,682	385,777
J M Smucker Co.	3,862	414,547
Johnson & Johnson	2,480	408,555
Jones Lang LaSalle, Inc. (a)	1,548	418,517
JPMorgan Chase & Co.	1,369	405,553
Keysight Technologies, Inc. (a)	2,346	384,533
Lyft, Inc. - Class A (a)	26,804	376,864
Marriott International, Inc. - Class A	1,452	383,081
Mastercard, Inc. - Class A	702	397,662
McDonald's Corp.	1,304	391,291
Merck & Co., Inc.	4,703	367,398
MetLife, Inc.	4,794	364,104
Microsoft Corp.	778	415,063
Neurocrine Biosciences, Inc. (a)	2,960	379,561
New York Times Co. - Class A	6,893	357,678
Novanta, Inc. (a)	3,108	382,346
Owens Corning	2,835	395,284
PayPal Holdings, Inc. (a)	5,304	364,703
PepsiCo, Inc.	2,906	400,796
Procter & Gamble Co.	2,343	352,551
Prudential Financial, Inc.	3,611	374,027
S&P Global, Inc.	734	404,507
Salesforce, Inc.	1,426	368,379
Science Applications International Corp.	3,588	399,990
Sempra	4,958	404,969
Service Corp. International	4,749	362,396
Uber Technologies, Inc. (a)	4,222	370,481
Verisk Analytics, Inc.	1,213	338,075
Verizon Communications, Inc.	8,933	381,975

The accompanying notes are an integral part of these financial statements.

6

ROCKCREEK GLOBAL EQUALITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2025 (Unaudited)

COMMON STOCKS - 95.8% (CONTINUED)	Shares	Value
United States - 34.1%© (Continued)
VF Corp.	33,607	$393,874
Wells Fargo & Co.	4,972	400,892
WEX, Inc. (a)	2,682	455,082
Workiva, Inc. (a)	5,727	365,554
Xylem, Inc.	3,020	436,752
Yum! Brands, Inc.	2,678	386,034
		26,381,970
TOTAL COMMON STOCKS (Cost $70,793,846)		73,942,762

REAL ESTATE INVESTMENT TRUSTS - 3.9%
Australia - 1.5%
GPT Group	116,000	380,191
Mirvac Group	261,787	378,534
Stockland	103,780	370,152
		1,128,877

France - 1.0%
Covivio SA/France	6,292	408,926
Unibail-Rodamco-Westfield	4,012	390,271
		799,197

Singapore - 0.5%
CapitaLand Integrated Commercial Trust	222,480	376,968

United Kingdom - 0.4%
Land Securities Group PLC	44,559	339,842

United States - 0.5%
VICI Properties, Inc.	11,501	374,933
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,714,927)		3,019,817

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 4.23%(d)	178,455	178,455
TOTAL SHORT-TERM INVESTMENTS (Cost $178,455)		178,455

TOTAL INVESTMENTS - 99.9% (Cost $73,687,228)		$77,141,034
Other Assets in Excess of Liabilities - 0.1%		110,377
TOTAL NET ASSETS - 100.0%		$77,251,411

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.

7

ROCKCREEK GLOBAL EQUALITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2025 (Unaudited)

ASA - Advanced Subscription Agreement
PCL - Public Company Limited
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of July 31, 2025, the value of these securities total $1,891,214 or 2.4% of the Fund’s net assets.

(c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(d)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

(b) Not applicable.

The accompanying notes are an integral part of these financial statements.

8

ROCKCREEK GLOBAL EQUALITY ETF
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENT OF ASSETS AND LIABILITIES
July 31, 2025 (Unaudited)

ASSETS:
Investments, at value (See Note 2)	$77,141,034
Dividends receivable	107,697
Dividend tax reclaims receivable	66,024
Total assets	77,314,755

LIABILITIES:
Payable to adviser (See Note 3)	63,344
Total liabilities	63,344
NET ASSETS	$77,251,411

NET ASSETS CONSIST OF:
Paid-in capital	$71,418,361
Total distributable earnings	5,833,050
Total net assets	$77,251,411

Net Assets	$77,251,411
Shares issues and outstanding(a)	2,900,000
Net asset value per share	$26.64

COST:
Investments, at cost	$73,687,228

(a) Unlimited shares authorized without per value.

The accompanying notes are an integral part of these financial statements.

ROCKCREEK GLOBAL EQUALITY ETF

STATEMENT OF OPERATIONS
For the Period Ended July 31, 2025(a) (Unaudited)

INVESTMENT INCOME:
Dividend income	$1,536,580
Less: Dividend withholding taxes, net	(156,236)
Total investment income	1,380,344

EXPENSES:
Investment advisory fee (See Note 3)	294,676
Total expenses	294,676
NET INVESTMENT INCOME (LOSS)	1,085,668

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	6,338
Taxes withheld	(4,568)
In-kind redemptions	1,325,646
Foreign currency translation	(33,896)
Net realized gain (loss)	1,293,520
Net change in unrealized appreciation (depreciation) on:
Investments	3,453,806
Foreign currency translation	55
Net change in unrealized appreciation (depreciation)	3,453,861
Net realized and unrealized gain (loss)	4,747,381
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,833,049

 (a) Inception date of the fund was February 26, 2025.

The accompanying notes are an integral part of these financial statements.

ROCKCREEK GLOBAL EQUALITY ETF

STATEMENT OF CHANGES IN NET ASSETS

Period Ended July 31, 2025(a) (Unaudited)
OPERATIONS:
Net investment income (loss)	$1,085,668
Net realized gain (loss)	1,293,520
Net change in unrealized appreciation (depreciation)	3,453,861
Net increase (decrease) in net assets from operations	5,833,049

CAPITAL TRANSACTIONS:
Shares sold	79,677,961
Shares redeemed	(8,259,599)
Net increase (decrease) in net assets from capital transactions	71,251,362

NET INCREASE (DECREASE) IN NET ASSETS	77,251,411

NET ASSETS:
Beginning of the period	—
End of the period	$77,251,411

SHARES TRANSACTIONS:
Shares sold	3,220,000
Shares redeemed	(320,000)
Total increase (decrease) in shares outstanding	2,900,000

(a) Inception date of the Fund was February 26, 2025.

The accompanying notes are an integral part of these financial statements.

ROCKCREEK GLOBAL EQUALITY ETF

FINANCIAL HIGHLIGHTS

	INVESTMENT OPERATIONS:				SUPPLEMENTAL DATA AND RATIOS:
For the period ended	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss) on investments(b)	Total from investment operations	Net asset value, end of period	Total return(c)	Net assets, end of period (in thousands)	Ratio of expense to average net assets(d)	Ratio of net investment income (loss) to average net assets(d)	Portfolio turnover rate (c)(e)
RockCreek Global Quality ETF
7/31/2025(f)(g)	$24.88	0.38	1.38	1.76	$26.64	7.07%	$77,251	0.95%	3.50%	27%

(a)	Net investment income per share has been calculated based on average shares outstanding during the period.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)	Unaudited.
(g)	Inception date of the Fund was February 26, 2025.
The accompanying notes are an integral part of these financial statements.

ROCKCREEK GLOBAL EQUALITY ETF

NOTES TO THE FINANCIAL STATEMENTS
July 31, 2025 (Unaudited)

NOTE 1 – ORGANIZATION

RockCreek Global Equality ETF (the “Fund”) is a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund is considered non-diversified under the 1940 Act. The Fund commenced operations on February 26, 2025. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services- Investment Companies. The Fund’s investment objective is to seek long-term capital appreciation. See the Fund’s Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Fund.

Shares of the Fund are listed and traded on The Nasdaq Stock Market LLC (the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. Certain transactions consisting all or partially of cash may also be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the transaction fee. A Fund may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders. Transaction fees received by a Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.
The end of the reporting period for the Fund is July 31, 2025, and the period covered by these Notes to Financial Statements is from February 26, 2025 to July 31, 2025 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA

ROCKCREEK GLOBAL EQUALITY ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2025 (Unaudited)

Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of current fiscal period, the Fund did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Fund’s investments as of the current fiscal period end:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments
Common Stocks	$73,942,762	$—	$—	$73,942,762
Real Estate Investment Trusts	3,019,817	—	—	3,019,817
Money Market Funds	178,455	—	—	178,455
Total Investments	$77,141,034	$—	$—	$77,141,034

Refer to the Schedule of Investments for further disaggregation of investment categories.

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NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2025 (Unaudited)

During the current fiscal period, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates are included on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency” and “Change in Net Unrealized Appreciation (Depreciation) – Foreign Currency,” respectively.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.Federal Income Taxes. The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

D.Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions received from the Fund’s investments in REITs and MLPs may be characterized as ordinary income, net capital gain, or return of capital. The proper characterization of such distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of their income and distributions for financial statement purposes. Such estimates are based on historical information available from each MLP and other industry sources. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of such investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.

Distributions to shareholders from net investment income for the Fund are declared and paid on an annual basis and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary, for tax purposes.

ROCKCREEK GLOBAL EQUALITY ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2025 (Unaudited)

E.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

F.Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

G.Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this report, no claim has been made for indemnification pursuant to any such agreement of the Fund.

H.Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the current fiscal period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.

The Treasurer (principal financial officer) acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

I.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The Fund’s realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash, are not taxable to the Fund and are not distributed to shareholders. As such, they have been reclassified from distributable earnings to paid-in capital. The Fund commenced operations on February 26, 2025; therefore, no reclassifications have been made yet.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Fund. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses. Per the Advisory Agreement, the Fund pays an annual rate of 0.95% to the Adviser monthly based on average daily net assets.

ROCKCREEK GLOBAL EQUALITY ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2025 (Unaudited)

The Rock Creek Group, LP (the “Sub-Adviser”) serves as a discretionary investment sub-adviser to the Fund. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Fund, subject to the overall supervision and oversight of the Adviser and the Board.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Fund’s Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the current fiscal period, purchases and sales of securities for the Fund, excluding short-term securities and in-kind transactions, were as follows:

Purchases	Sales
$21,847,942	$16,913,598

For the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

Purchases	Sales
$75,454,641	$8,202,670

There were no purchases or sales of U.S. Government securities during the current fiscal period.

NOTE 5 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the period subsequent to current fiscal period, that materially impacted the amounts or disclosures in the Fund’s financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser out of the advisory fee. See Note 3 to the Financial Statements under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.
The Board of Trustees (the “Board”) of EA Series Trust (the “Trust”) met on February 7, 2025 to consider the approval of (i) the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the RockCreek Global Equality ETF (the “Fund”), and Empowered Funds, LLC dba EA Advisers (the “Adviser”), and (ii) the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together, the “Agreements”) among the Trust, on behalf of the Fund, the Adviser, and Rock Creek Group, LP (the “Sub-Adviser”), each for an initial two-year term. In accordance with Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Board requested, reviewed, and considered materials furnished by the Adviser and Sub-Adviser relevant to the Board’s consideration of whether to approve the Agreements. In connection with considering the approval of the Agreements, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice. In reaching the decision to approve the Agreements, the Board considered and reviewed information provided by the Adviser and Sub-Adviser, including, among other things, information about their respective personnel, operations, financial condition, and compliance and risk management. The Board also reviewed the proposed Agreements. During its review and consideration, the Board focused on and reviewed the factors it deemed relevant, including:
Nature, Quality, and Extent of Services. The Board was presented with and considered information concerning the nature, quality, and extent of the overall services expected to be provided by the Adviser and Sub-Adviser to the Fund. In this connection, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and the Fund and arranging service providers for the Fund. In addition, the Board considered that the Adviser is responsible for providing investment advisory oversight services to the Fund, executing all Fund transactions, monitoring compliance with the Fund’s objectives, policies, and restrictions, and carrying out directives of the Board. The Board also considered the services expected to be provided by the Adviser in the oversight of the Trust’s administrator, transfer agent, and custodian. In addition, the Board evaluated the integrity of each of the Adviser’s and the Sub-Adviser’s personnel, the experience of the portfolio managers in managing assets and the adequacy of each of the Adviser’s and the Sub-Adviser’s resources to perform the services provided under the Advisory Agreement and Sub-Advisory Agreement. The Board also considered the Adviser’s ongoing oversight responsibilities vis-à-vis the Sub-Adviser.
Performance. Performance information was not available for the Fund as it had not yet commenced investment operations.
Comparative Fees and Expenses. In considering the advisory fees and sub-advisory fees, the Board reviewed and considered the fees in light of the nature, quality, and extent of the services expected to be provided by the Adviser and the Sub-Adviser, respectively. With respect to the advisory fees and expense ratio for the Fund, the Board also considered the fees and expense ratio charged to other comparable ETFs. The Board also considered the allocation of fees between the Adviser and the Sub-Adviser.
The Board compared the Fund’s management fee and net total expense ratio to those of a peer group of ETFs, as determined by an independent consultant to the Trust. The Board noted that the Fund’s strategy of investing based on a gender-equity lens across global equities made it unique, and consequently, while the peer group included some U.S. equity funds with a gender focus, it did not include any alternatives for investors seeking a gender focus with potential exposure to emerging market equities. The Board noted that the Fund’s proposed management fee and net total expense ratio were significantly higher than the average of the most similar funds in the peer group, likely as a result of most of the funds investing primarily in U.S. equities. The Board also considered the fee structures for several additional funds identified by Rock Creek as potential competitors that provide exposure to global markets, including a fund with emerging markets exposure, noting that the Fund’s management fee and total expense ratio were within the range of fees charged by such funds. The Board considered the Fund’s fee arrangement, in which the Adviser is responsible for paying most of the Fund’s operating expenses out of its resources.
With respect to the sub-advisory fee, the Board noted that it was payable solely by the Adviser. The Board also considered representations from the Adviser that it does not manage any other accounts that follow a similar strategy as the Fund.
Costs and Profitability. The Board further considered information regarding the potential profits, if any, that may be realized by each of the Adviser and the Sub-Adviser in connection with providing their respective services to the Fund. The Board reviewed estimated profit and loss information provided by each of the Adviser and the Sub-Adviser with respect to the Fund and estimated data regarding the proposed advisory and sub-advisory fees. The Board also reviewed the costs associated with the personnel, systems, and resources necessary to manage the Fund and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies. The Board also considered other expenses of the Fund that the Adviser would pay in accordance with the Advisory Agreement. The Board took into consideration that, pursuant to the Advisory Agreement, the Adviser agreed to pay all expenses incurred by the Fund except for the fees paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), the fees and expenses associated with the Fund’s securities lending program, litigation expenses and other non-routine or extraordinary expenses. The Board also considered the respective financial obligations of the Adviser, as well as the Sub-Adviser, who serves as the sponsor of the Fund. The Board also considered the Fund’s projected asset totals over the first year of operations, noting that based on the projected asset totals the Adviser and Sub-Adviser would each make a small profit as it relates to their respective advisory fee arrangements. The Board discussed the estimated profitability for the Adviser and the Sub-Adviser, noting that since the numbers were based on estimates it was premature to meaningfully evaluate each firm’s profitability. The Board discussed the financial condition of the Sub-Adviser, noting that the Sub-Adviser has sufficient capital to maintain its commitment to the Fund.
Other Benefits. The Board further considered the extent to which the Adviser or the Sub-Adviser might derive ancillary benefits from the Fund’s operations. The Board noted that any ancillary benefits to the Adviser or Sub-Adviser were not expected to be material.
Economies of Scale. The Board also considered whether economies of scale would be realized by the Fund as its assets grow larger, including the extent to which this is reflected in the level of fees to be charged. The Board noted that the proposed advisory and sub-advisory fees do not include breakpoints but concluded that it was premature to meaningfully evaluate potential economies of scale given that the Fund is new.
Conclusion. No single factor was determinative of the Board’s decision to approve the Agreements; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement and Sub-Advisory Agreement, including the compensation payable under each Agreement, were fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of each of the Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

There have been no required recovery of erroneously awarded incentive based compensation to an executive officer from the registrant that required an accounting restatement.

Item 19. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	September 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	September 29, 2025

By (Signature and Title)	/s/ Sean R. Hegarty, CPA
Sean R. Hegarty, CPA, Treasurer (principal financial officer)

Date:	September 29, 2025